Income Taxes - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Schedule of Reconciliation of Effective Tax Rate [Abstract]
U.S. statutory income tax rate, amount (in Dollars)				$ (301,000)
U.S. statutory income tax rate, percentage				21.00%		21.00%
State and local taxes, net of federal taxes, amount (in Dollars)	[1]
State and local taxes, net of federal taxes, percentage				0.00%	[1]	0.22%
Permanent difference, overaccruals,and non-deductible items						(0.82%)
Change in state rate, percentage						(7.53%)
Changes in Deferred tax valuation allowance, amount (in Dollars)				$ 154,000
Changes in Deferred tax valuation allowance, percentage				(10.70%)		(13.77%)
Nondeductible/non taxable items
Nondeductible/ nontaxable items, amount (in Dollars)				$ 31,000
Nondeductible/ nontaxable items, percentage				(2.20%)
Other Adjustments
Deferred Adjustment – Asset Write-Down Related to Transferable Credit, amount (in Dollars)				$ 115,000
Deferred Adjustment – Asset Write-Down Related to Transferable Credit, percentage				(8.00%)
True-up and Other, amount (in Dollars)				$ 1,000
True-up and Other, percentage				(0.10%)		0.90%
Sale of Transferable Credit, amount (in Dollars)				$ (131,000)
Sale of Transferable Credit, percentage				9.10%
Income tax expense, amount (in Dollars)				$ (131,000)
Income tax expense, percentage				9.10%		0.00%

[1]	For the year ended December 31, 2025, state taxes in California and New York made up the majority (greater than 50% of the tax effect).